Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning Balance	$ 5,860	$ (384)
Relating to origination and reversal of temporary differences	4,279	6,353	$ 888
Exchange differences	64	(109)
Ending Balance	$ 10,203	$ 5,860	$ (384)